DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers S&P 500 Value ESG ETF

November 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 6.1%
AT&T, Inc.	2,960	$57,069
Charter Communications, Inc., Class A*	46	17,999
Comcast Corp., Class A	1,828	66,978
Electronic Arts, Inc.	109	14,255
Interpublic Group of Cos., Inc.	164	5,635
Omnicom Group, Inc.	84	6,700
Take-Two Interactive Software, Inc.*	24	2,536
Verizon Communications, Inc.	1,744	67,981
Walt Disney Co.*	756	73,990
Warner Bros Discovery, Inc.*	924	10,534

(Cost $307,983)		323,677

Consumer Discretionary - 6.9%
Aptiv PLC*	68	7,254
Bath & Body Works, Inc.	32	1,360
Best Buy Co., Inc.	84	7,165
BorgWarner, Inc.	100	4,251
Caesars Entertainment, Inc.*	32	1,626
CarMax, Inc.*	32	2,219
Chipotle Mexican Grill, Inc.*	4	6,508
Darden Restaurants, Inc.	52	7,643
Dollar Tree, Inc.*	88	13,226
eBay, Inc.	52	2,363
Expedia Group, Inc.*	64	6,838
General Motors Co.	608	24,660
Hasbro, Inc.	56	3,518
Hilton Worldwide Holdings, Inc.	68	9,698
Home Depot, Inc.	102	33,047
Las Vegas Sands Corp.*	136	6,370
Marriott International, Inc., Class A	113	18,685
McDonald’s Corp.	168	45,829
MGM Resorts International	136	5,013
Mohawk Industries, Inc.*	20	2,027
Newell Brands, Inc.	72	934
NIKE, Inc., Class B	244	26,764
Norwegian Cruise Line Holdings Ltd.*	176	2,893
PulteGroup, Inc.	96	4,299
Ralph Lauren Corp.	16	1,810
Ross Stores, Inc.	144	16,944
Royal Caribbean Cruises Ltd.*	92	5,514
Starbucks Corp.	232	23,710
Tapestry, Inc.	104	3,928
Target Corp.	88	14,702
TJX Cos., Inc.	488	39,064
VF Corp.	136	4,464
Whirlpool Corp.	24	3,517
Yum! Brands, Inc.	64	8,234

(Cost $337,098)		366,077

Consumer Staples - 12.7%
Archer-Daniels-Midland Co.	232	22,620
Brown-Forman Corp., Class B	76	5,550
Campbell Soup Co.	84	4,508
Coca-Cola Co.	1,617	102,857
Colgate-Palmolive Co.	348	26,963
Conagra Brands, Inc.	200	7,596
Constellation Brands, Inc., Class A	66	16,985
Estee Lauder Cos., Inc., Class A	40	9,432
General Mills, Inc.	248	21,154
Hershey Co.	32	7,525
Hormel Foods Corp.	120	5,640
J M Smucker Co.	44	6,776
Kellogg Co.	108	7,879
Kraft Heinz Co.	332	13,064
Kroger Co.	272	13,380
Lamb Weston Holdings, Inc.	60	5,214

McCormick & Co., Inc.	104	8,859
Molson Coors Beverage Co., Class B	80	4,409
Mondelez International, Inc., Class A	572	38,673
PepsiCo, Inc.	332	61,589
Procter & Gamble Co.	993	148,116
Sysco Corp.	212	18,340
Tyson Foods, Inc., Class A	120	7,954
Walgreens Boots Alliance, Inc.	300	12,450
Walmart, Inc.	592	90,233

(Cost $629,797)		667,766

Energy - 9.2%
APA Corp.	60	2,811
Baker Hughes Co.	424	12,304
ConocoPhillips	529	65,337
EOG Resources, Inc.	132	18,735
Exxon Mobil Corp.	1,732	192,841
Halliburton Co.	380	14,398
Hess Corp.	32	4,605
Kinder Morgan, Inc.	808	15,449
Marathon Oil Corp.	284	8,699
Marathon Petroleum Corp.	208	25,336
Occidental Petroleum Corp.	184	12,786
ONEOK, Inc.	102	6,826
Phillips 66	200	21,688
Pioneer Natural Resources Co.	44	10,383
Schlumberger N.V.	585	30,157
Valero Energy Corp.	164	21,914
Williams Cos., Inc.	508	17,628

(Cost $496,290)		481,897

Financials - 14.0%
Aflac, Inc.	240	17,263
Allstate Corp.	112	14,997
American Express Co.	140	22,063
American International Group, Inc.	316	19,943
Ameriprise Financial, Inc.	16	5,311
Bank of America Corp.	1,626	61,544
Bank of New York Mellon Corp.	308	14,137

BlackRock, Inc.	30	21,480
Capital One Financial Corp.	84	8,672
Cboe Global Markets, Inc.	20	2,537
Charles Schwab Corp.	204	16,838
Chubb Ltd.	174	38,209
Cincinnati Financial Corp.	36	3,995
Citigroup, Inc.	808	39,115
CME Group, Inc.	148	26,122
Comerica, Inc.	28	2,009
FactSet Research Systems, Inc.	8	3,690
Fifth Third Bancorp	288	10,472
Franklin Resources, Inc.	64	1,716
Globe Life, Inc.	36	4,319
Hartford Financial Services Group, Inc.	136	10,386
Huntington Bancshares, Inc.	604	9,350
Intercontinental Exchange, Inc.	100	10,831
Invesco Ltd.	192	3,669
JPMorgan Chase & Co.	657	90,784
KeyCorp	388	7,298
Lincoln National Corp.	64	2,492
MarketAxess Holdings, Inc.	8	2,143
Marsh & McLennan Cos., Inc.	80	13,854
MetLife, Inc.	280	21,476
Moody’s Corp.	22	6,562
Morgan Stanley	284	26,432
Nasdaq, Inc.	32	2,191
Northern Trust Corp.	88	8,194
PNC Financial Services Group, Inc.	169	28,436
Principal Financial Group, Inc.	96	8,609
Prudential Financial, Inc.	156	16,853
Raymond James Financial, Inc.	32	3,741
Regions Financial Corp.	216	5,013
S&P Global, Inc.	56	19,757
State Street Corp.	152	12,110
Synchrony Financial	88	3,307
T. Rowe Price Group, Inc.	28	3,497
Travelers Cos., Inc.	98	18,601
Truist Financial Corp.	548	25,652
US Bancorp	564	25,600
W.R. Berkley Corp.	84	6,408
Willis Towers Watson PLC	44	10,831

(Cost $705,265)		738,509

Health Care - 18.7%
Abbott Laboratories	344	37,007
AbbVie, Inc.	337	54,318
Agilent Technologies, Inc.	48	7,439
AmerisourceBergen Corp.	64	10,924
Amgen, Inc.	132	37,805
Baxter International, Inc.	212	11,984
Becton Dickinson and Co.	118	29,422
Biogen, Inc.*	60	18,310
Bio-Rad Laboratories, Inc., Class A*	4	1,659
Boston Scientific Corp.*	590	26,709
Bristol-Myers Squibb Co.	886	71,128
Catalent, Inc.*	28	1,404
Centene Corp.*	240	20,892
Cigna Corp.	126	41,440
CVS Health Corp.	544	55,423
Danaher Corp.	88	24,060
DaVita, Inc.*	24	1,770
Edwards Lifesciences Corp.*	96	7,416
Elevance Health, Inc.	100	53,292
Gilead Sciences, Inc.	519	45,584
Hologic, Inc.*	28	2,132
Humana, Inc.	52	28,595
Illumina, Inc.*	32	6,979
IQVIA Holdings, Inc.*	20	4,360
Medtronic PLC	550	43,472
Merck & Co., Inc.	1,052	115,846
Mettler-Toledo International, Inc.*	4	5,878
Organon & Co.	108	2,810
Pfizer, Inc.	1,072	53,739
Quest Diagnostics, Inc.	25	3,796

UnitedHealth Group, Inc.	225	123,246
Vertex Pharmaceuticals, Inc.*	44	13,922
Viatris, Inc.	508	5,603
Waters Corp.*	8	2,773
Zoetis, Inc.	68	10,482

(Cost $946,164)		981,619

Industrials - 9.6%
American Airlines Group, Inc.*	272	3,925
Carrier Global Corp.	352	15,601
Caterpillar, Inc.	220	52,010
Cintas Corp.	20	9,236
CSX Corp.	884	28,898
Cummins, Inc.	58	14,567
Deere & Co.	62	27,342
Dover Corp.	32	4,543
Eaton Corp. PLC	165	26,969
Emerson Electric Co.	244	23,368
Fastenal Co.	124	6,387
FedEx Corp.	100	18,222
Fortive Corp.	148	9,997
General Electric Co.	455	39,116
IDEX Corp.	18	4,275
Illinois Tool Works, Inc.	68	15,468
Ingersoll Rand, Inc.	168	9,067
JB Hunt Transport Services, Inc.	14	2,575
Johnson Controls International PLC	112	7,441
Nordson Corp.	8	1,892
Otis Worldwide Corp.	104	8,121
PACCAR, Inc.	144	15,251
Parker-Hannifin Corp.	52	15,545
Pentair PLC	28	1,282

Republic Services, Inc.	48	6,686
Robert Half International, Inc.	16	1,261
Rockwell Automation, Inc.	24	6,341
Snap-on, Inc.	22	5,293
Stanley Black & Decker, Inc.	60	4,903
Trane Technologies PLC	96	17,128
Union Pacific Corp.	152	33,049
United Parcel Service, Inc., Class B	173	32,823
United Rentals, Inc.*	12	4,236
Verisk Analytics, Inc.	32	5,879
Waste Management, Inc.	76	12,747
Westinghouse Air Brake Technologies Corp.	76	7,683
Xylem, Inc.	44	4,943

(Cost $476,933)		504,070

Information Technology - 12.0%
Accenture PLC, Class A	112	33,704
Akamai Technologies, Inc.*	40	3,794
Analog Devices, Inc.	216	37,133
ANSYS, Inc.*	12	3,052
Autodesk, Inc.*	32	6,462
Automatic Data Processing, Inc.	80	21,131
Cisco Systems, Inc.	944	46,936
Corning, Inc.	316	10,785
DXC Technology Co.*	96	2,848
Gen Digital, Inc.	248	5,694
Hewlett Packard Enterprise Co.	544	9,128
HP, Inc.	192	5,768
Intel Corp.	1,703	51,209
International Business Machines Corp.	376	55,986
Juniper Networks, Inc.	136	4,521
Keysight Technologies, Inc.*	20	3,618
Mastercard, Inc., Class A	188	67,003
Microchip Technology, Inc.	120	9,503
Micron Technology, Inc.	460	26,519
Motorola Solutions, Inc.	28	7,622
Paychex, Inc.	64	7,938
Paycom Software, Inc.*	4	1,356
PayPal Holdings, Inc.*	219	17,172
Roper Technologies, Inc.	44	19,311
Salesforce, Inc.*	160	25,640
Seagate Technology Holdings PLC	20	1,059
Synopsys, Inc.*	20	6,791
TE Connectivity Ltd.	132	16,648
Texas Instruments, Inc.	193	34,829
Tyler Technologies, Inc.*	6	2,057
Visa, Inc., Class A	388	84,196

(Cost $583,563)		629,413

Materials - 4.0%
Air Products and Chemicals, Inc.	92	28,535
Albemarle Corp.	16	4,448
Amcor PLC	628	7,756
Ball Corp.	132	7,402
CF Industries Holdings, Inc.	32	3,462
Corteva, Inc.	300	20,148
Dow, Inc.	300	15,291
Ecolab, Inc.	104	15,582
Freeport-McMoRan, Inc.	336	13,373
International Flavors & Fragrances, Inc.	108	11,429
Linde PLC	100	33,648
LyondellBasell Industries NV, Class A	103	8,756
Mosaic Co.	144	7,387
Newmont Corp.	332	15,760
PPG Industries, Inc.	96	12,981
Westrock Co.	108	4,095

(Cost $197,002)		210,053

Real Estate - 3.2%
Alexandria Real Estate Equities, Inc. REIT	60	9,336
American Tower Corp. REIT	96	21,240
AvalonBay Communities, Inc. REIT	32	5,597
Boston Properties, Inc. REIT	60	4,325
CBRE Group, Inc., Class A*	68	5,413
Digital Realty Trust, Inc. REIT	120	13,495
Equinix, Inc. REIT	20	13,813

Equity Residential REIT	140	9,080
Essex Property Trust, Inc. REIT	16	3,526
Federal Realty Investment Trust REIT	16	1,778
Healthpeak Properties, Inc. REIT	224	5,882
Host Hotels & Resorts, Inc. REIT	300	5,682
Iron Mountain, Inc. REIT	48	2,608
Kimco Realty Corp. REIT	260	5,959
Prologis, Inc. REIT	152	17,904
Regency Centers Corp. REIT	64	4,251
Simon Property Group, Inc. REIT	56	6,689
UDR, Inc. REIT	56	2,322
Ventas, Inc. REIT	168	7,817
Vornado Realty Trust REIT	68	1,720
Welltower, Inc. REIT	192	13,638
Weyerhaeuser Co. REIT	180	5,888

(Cost $154,454)		167,963

Utilities - 3.4%
American Water Works Co., Inc.	76	11,534
Consolidated Edison, Inc.	148	14,510
Edison International	160	10,666
Entergy Corp.	84	9,767
Eversource Energy	144	11,932
Exelon Corp.	416	17,210
NextEra Energy, Inc.	815	69,030
Public Service Enterprise Group, Inc.	208	12,594
Sempra Energy	132	21,937

(Cost $164,524)		179,180

TOTAL COMMON STOCKS (Cost $4,999,073)		5,250,224

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 3.74%(a)
(Cost $1,378)	1,378	1,378

TOTAL INVESTMENTS - 99.8% (Cost $5,000,451)		$5,251,602
Other assets and liabilities, net - 0.2%		9,106

NET ASSETS - 100.0%		$5,260,708

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 is as follows:

Value ($) at 11/9/2022 (Commence- ment of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 3.74%(a)
—	1,378	—	—	—	2	—	1,378	1,378

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$5,250,224	$—	$—	$5,250,224
Short-Term Investments(a)	1,378	—	—	1,378

TOTAL	$5,251,602	$—	$—	$5,251,602

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

SNPV-PH1

R-089711-1 (5/24) DBX005195 (5/24)